Interim Condensed Statements of Income (Loss) /Comprehensive Income (Loss) (Unaudited) (Parenthetical)	Jun. 12, 2024
Income Statement [Abstract]
Stockholders' Equity Note, Stock Split	2,000 for 1 share split